LONG TERM DEBT, NET OF DISCOUNT (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Long-term Purchase Commitment [Line Items]
2014	$ 0
2015	5,405
2016	10,402
2017	9,634
2018	$ 8,874